Fair Value Measurements - Fair value measurements on a Nonrecurring basis (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value		$ 261,416	$ 157,814
Restricted cash - Fair Value		8,636	17,284
Amounts due from related parties, long-term - Fair Value		39,519	41,403
Amounts due from related parties, long-term - Fair Value		39,519	41,403
Amounts due from related parties, short-term - Fair Value		2,647	0
Amounts due to related parties, short-term - Fair Value		0	(104,751)
Credit facilities and financial liabilities, net (1) - Fair Value	[1]	(1,459,783)	(1,569,972)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value		261,416	157,814
Restricted cash - Fair Value		8,636	17,284
Amounts due from related parties, long-term - Fair Value		0	0
Amounts due from related parties, short-term - Fair Value		0
Amounts due to related parties, short-term - Fair Value			0
Credit facilities and financial liabilities, net (1) - Fair Value	[1]	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value		0	0
Restricted cash - Fair Value		0	0
Amounts due from related parties, long-term - Fair Value		39,519	41,403
Amounts due from related parties, short-term - Fair Value		2,647
Amounts due to related parties, short-term - Fair Value			(104,751)
Credit facilities and financial liabilities, net (1) - Fair Value	[1]	(1,459,783)	(1,569,972)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value		0	0
Restricted cash - Fair Value		0	0
Amounts due from related parties, long-term - Fair Value		0	0
Amounts due from related parties, short-term - Fair Value		0
Amounts due to related parties, short-term - Fair Value			0
Credit facilities and financial liabilities, net (1) - Fair Value	[1]	$ 0	$ 0

[1]	The fair value of the Company’s credit facilities and financial liabilities is estimated based on currently available credit facilities and financial liabilities with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.